Hawaiian Tax-Free Trust

Schedule of Investments

June 30, 2023

(unaudited)

Principal Amount	General Obligation Bonds (39.7%):	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (11.8%):

	City and County of Honolulu, Hawaii
$1,000,000	5.000%, 10/01/23 Series A	Aa2/NR/AA+	$1,004,250
1,000,000	5.000%, 10/01/25 Series A	Aa2/NR/AA+	1,043,480
5,055,000	5.000%, 10/01/26 Series A	Aa2/NR/AA+	5,288,238
1,735,000	5.000%, 10/01/29 Series A	Aa2/NR/AA+	1,808,148
1,300,000	5.000%, 10/01/35 Series A	Aa2/NR/AA+	1,339,988
1,000,000	5.000%, 10/01/36 Series A	Aa2/NR/AA+	1,027,500
2,040,000	5.000%, 10/01/26 Series B	Aa2/NR/AA+	2,134,126
2,860,000	5.000%, 10/01/23 Series C	Aa2/NR/AA+	2,872,155
2,095,000	5.000%, 10/01/27 Series C	Aa2/NR/AA+	2,185,630
4,510,000	5.000%, 10/01/28 Series C	Aa2/NR/AA+	4,705,103
575,000	5.000%, 10/01/29 Series C	Aa2/NR/AA+	599,242
1,820,000	5.000%, 09/01/29 Series 2017E	Aa2/NR/AA+	1,976,829
1,130,000	5.000%, 09/01/32 Series 2018A	Aa2/NR/AA+	1,248,424
5,000,000	5.000%, 09/01/24 Series 2018B	Aa2/NR/AA+	5,108,900
1,500,000	5.000%, 09/01/25 Series 2019A	Aa2/NR/AA+	1,562,505
1,060,000	5.000%, 09/01/26 Series 2019A	Aa2/NR/AA+	1,128,296
1,175,000	3.000%, 09/01/25 Series 2019B	Aa2/NR/AA+	1,174,060
1,075,000	4.000%, 08/01/26 Series 2019C	Aa2/NR/AA+	1,109,174
3,000,000	4.000%, 08/01/36 Series 2019C	Aa2/NR/AA+	3,085,080
1,565,000	4.000%, 08/01/43 Series 2019C	Aa2/NR/AA+	1,566,205
500,000	4.000%, 09/01/36 Series 2020A	Aa2/NR/AA+	515,865
640,000	4.000%, 09/01/39 Series 2020A	Aa2/NR/AA+	651,021
500,000	4.000%, 09/01/40 Series 2020A	Aa2/NR/AA+	507,215
2,000,000	4.000%, 07/01/36 Series 2020C	Aa2/NR/AA+	2,075,740
1,000,000	3.000%, 07/01/37 Series 2020C	Aa2/NR/AA+	904,700
1,000,000	4.000%, 07/01/39 Series 2020C	Aa2/NR/AA+	1,017,700
930,000	5.000%, 07/01/43 Series 2020C	Aa2/NR/AA+	1,012,193
175,000	5.000%, 07/01/33 Series 2020F	Aa2/NR/AA+	199,694
1,250,000	5.000%, 07/01/35 Series 2020F	Aa2/NR/AA+	1,411,650
3,920,000	5.250%, 07/01/46 Series 2022B	Aa2/NR/AA+	4,394,085
5,155,000	5.000%, 07/01/47 Series 2022B	Aa2/NR/AA+	5,670,088
	Total City & County		60,327,284

	County (10.6%):
	County of Hawaii
1,000,000	5.000%, 09/01/30 Series 2016A	Aa2/AA+/NR	1,051,760
1,095,000	4.000%, 09/01/35 Series 2016 A	Aa2/AA+/NR	1,114,830
4,000,000	5.000%, 09/01/29 Series 2017A	Aa2/NR/AA+	4,302,880
2,000,000	4.000%, 09/01/28 Series 2017D	Aa2/NR/AA+	2,079,440
1,000,000	4.000%, 09/01/31 Series 2017D	Aa2/NR/AA+	1,033,050
1,050,000	5.000%, 09/01/25 Series 2020A	Aa2/AA+/AA+	1,093,754
2,000,000	5.000%, 09/01/29 Series 2020A	Aa2/AA+/AA+	2,262,920
2,250,000	5.000%, 09/01/31 Series 2020A	Aa2/AA+/AA+	2,591,753
1,000,000	5.000%, 09/01/37 Series 2020A	Aa2/AA+/AA+	1,117,220
4,570,000	5.000%, 09/01/41 Series 2023	NR/AA+/AA+	5,174,794

	County of Hawaii BAN
3,000,000	4.030%, 07/19/23	Aa2/AA/NR	2,998,710

	County of Kauai, Hawaii
$300,000	3.000%, 08/01/24 Series 2017	Aa2/NR/AA	$299,055
295,000	5.000%, 08/01/25 Series 2017	Aa2/NR/AA	306,647
235,000	5.000%, 08/01/26 Series 2017	Aa2/NR/AA	249,328
285,000	5.000%, 08/01/28 Series 2017	Aa2/NR/AA	308,906
825,000	2.500%, 08/01/29 Series 2017	Aa2/NR/AA	818,062
385,000	5.000%, 08/01/30 Series 2017	Aa2/NR/AA	415,754
200,000	4.000%, 08/01/32 Series 2017	Aa2/NR/AA	208,578
200,000	5.000%, 08/01/37 Series 2017	Aa2/NR/AA	212,418
1,000,000	5.000%, 08/01/23 Series 2021A	Aa2/NR/AA	1,001,250

	County of Maui, Hawaii
4,500,000	5.000%, 09/01/30 Series 2018	Aa2/AA+/AA+	4,998,105
1,000,000	5.000%, 03/01/33 Series 2020	Aa2/AA+/AA+	1,138,560
1,275,000	5.000%, 03/01/34 Series 2020	Aa2/AA+/AA+	1,451,065
1,200,000	5.000%, 03/01/40 Series 2020	Aa2/AA+/AA+	1,310,664
1,000,000	5.000%, 03/01/33 Series 2022	Aa2/AA+/AA+	1,170,540
925,000	5.000%, 03/01/34 Series 2022	Aa2/AA+/AA+	1,082,962
1,650,000	5.000%, 03/01/38 Series 2022	Aa2/AA+/AA+	1,850,888
3,885,000	5.000%, 03/01/39 Series 2022	Aa2/AA+/AA+	4,339,428
4,075,000	5.000%, 03/01/40 Series 2022	Aa2/AA+/AA+	4,531,971
1,350,000	5.000%, 03/01/41 Series 2022	Aa2/AA+/AA+	1,501,727
1,575,000	5.000%, 03/01/42 Series 2022	Aa2/AA+/AA+	1,745,399

	Total County		53,762,418

	State (17.3%):

	State of Hawaii
2,045,000	5.000%, 08/01/23 Series EL	Aa2/AA+/AA	2,047,618
3,410,000	5.000%, 08/01/27 Series EO	NR/AA+/AA	3,477,041
1,735,000	5.000%, 08/01/28 Series EO	NR/AA+/AA	1,769,110
1,475,000	5.000%, 08/01/29 Series EO	NR/AA+/AA	1,504,308
3,195,000	5.000%, 08/01/30 Series EO	Aa2/AA+/AA	3,256,791
5,075,000	5.000%, 08/01/23 Series EP	Aa2/AA+/AA	5,081,496
5,000,000	5.000%, 08/01/24 Series EP	Aa2/AA+/AA	5,103,100
2,085,000	5.000%, 10/01/26 Series EZ	Aa2/AA+/AA	2,175,656
6,225,000	5.000%, 04/01/27 Series FB	Aa2/AA+/AA	6,557,166
2,255,000	4.000%, 04/01/29 Series FB	Aa2/AA+/AA	2,321,568
1,265,000	5.000%, 10/01/28 Series FG	Aa2/AA+/AA	1,344,138
825,000	5.000%, 10/01/25 Series FH	Aa2/AA+/AA	860,871
4,055,000	5.000%, 10/01/28 Series FH	Aa2/AA+/AA	4,308,681
6,460,000	4.000%, 10/01/30 Series FH	Aa2/AA+/AA	6,630,544
2,515,000	5.000%, 10/01/29 Series FN	Aa2/AA+/AA	2,722,890
1,215,000	5.000%, 10/01/31 Series FN	Aa2/AA+/AA	1,315,942
10,100,000	5.000%, 01/01/29 Series FT	Aa2/AA+/AA	11,039,502
1,680,000	5.000%, 01/01/30 Series FT	Aa2/AA+/AA	1,839,029
4,100,000	5.000%, 01/01/33 Series FT	Aa2/AA+/AA	4,467,606
1,095,000	5.000%, 01/01/38 Series FT	Aa2/AA+/AA	1,171,311
3,000,000	5.000%, 01/01/24 Series FW	Aa2/AA+/AA	3,027,390
4,000,000	4.000%, 01/01/25 Series FW	Aa2/AA+/AA	4,057,640
2,000,000	4.000%, 01/01/34 Series FW	Aa2/AA+/AA	2,089,180
3,000,000	5.000%, 01/01/37 Series FW	Aa2/AA+/AA	3,280,770
6,000,000	5.000%, 01/01/38 Series FW	Aa2/AA+/AA	6,503,160
400,000	5.000%, 01/01/39 Series FW	Aa2/AA+/AA	432,292

	Total State		88,384,800

	Total General Obligation Bonds		202,474,502

	Revenue Bonds (51.7%):

	Airport (4.7%):

	State of Hawaii Airport System Revenue
$2,000,000	5.000%, 07/01/41 Series 2015A AMT	A1/AA-/A+	$2,019,420
3,000,000	5.000%, 07/01/45 Series 2015A AMT	A1/AA-/A+	3,020,730
2,465,000	5.000%, 07/01/48 Series 2018A AMT	A1/AA-/A+	2,535,351
300,000	5.000%, 07/01/34 Series 2020D	A1/AA-/A+	339,324
12,000,000	5.000%, 07/01/51 Series 2022A AMT	A1/AA-/A+	12,528,720

	State of Hawaii Department of Transportation Airports Division Lease Revenue COP AMT
360,000	5.000%, 08/01/23 Series 2013	A2/A+/A	360,198
3,435,000	5.250%, 08/01/25 Series 2013	A2/A+/A	3,437,611

	Total Airport		24,241,354

	Education (5.2%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Mid-Pacific Institute)
340,000	4.000%, 01/01/28 Series 2020	NR/BBB+/NR	338,460
360,000	4.000%, 01/01/29 Series 2020	NR/BBB+/NR	358,222
540,000	4.000%, 01/01/32 Series 2020	NR/BBB+/NR	534,989
540,000	4.000%, 01/01/33 Series 2020	NR/BBB+/NR	532,975
435,000	3.000%, 01/01/34 Series 2020	NR/BBB+/NR	381,939
300,000	3.000%, 01/01/35 Series 2020	NR/BBB+/NR	260,307
280,000	3.000%, 01/01/36 Series 2020	NR/BBB+/NR	237,476

	University of Hawaii
1,055,000	4.000%, 10/01/23 Series 2015B	Aa3/NR/AA	1,056,625
1,250,000	4.000%, 10/01/24 Series 2015B	Aa3/NR/AA	1,261,875
1,125,000	5.000%, 10/01/25 Series 2015B	Aa3/NR/AA	1,168,954
1,065,000	5.000%, 10/01/26 Series 2015B	Aa3/NR/AA	1,108,718
4,635,000	5.000%, 10/01/29 Series 2015E	Aa3/NR/AA	4,892,660
3,825,000	5.000%, 10/01/31 Series 2015E	Aa3/NR/AA	4,018,354
1,595,000	5.000%, 10/01/25 Series 2017F	Aa3/NR/AA	1,657,317
1,335,000	5.000%, 10/01/29 Series 2017F	Aa3/NR/AA	1,450,010
2,080,000	5.000%, 10/01/30 Series 2017F	Aa3/NR/AA	2,260,294
2,690,000	5.000%, 10/01/31 Series 2017F	Aa3/NR/AA	2,923,062
230,000	5.000%, 10/01/23 Series 2020B	Aa3/NR/AA	230,895
2,000,000	4.000%, 10/01/33 Series 2020D	Aa3/NR/AA	2,108,800

	Total Education		26,781,932

	Housing (0.4%):

	State of Hawaii Housing Finance and Development Corp., Iwilei Apartments
1,825,000	3.750%, 01/01/31 Series 2012A FHLMC Insured Liquidity Agreement	NR/AA+/NR	1,825,602

	Medical (6.5%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health)
$1,000,000	5.000%, 07/01/24 Series 2013A	A1/NR/AA-	$1,000,050
685,000	5.000%, 07/01/25 Series 2013A	A1/NR/AA-	685,034
1,355,000	5.000%, 07/01/27 Series 2013A	A1/NR/AA-	1,355,068
280,000	5.000%, 07/01/28 Series 2013A	A1/NR/AA-	280,014
3,895,000	6.000%, 07/01/33 Series 2013A	A1/NR/AA-	3,895,273
20,000	5.500%, 07/01/43 Series 2013A	A1/NR/AA-	20,001
225,000	5.000%, 07/01/30 Series 2013B	A1/NR/AA-	225,011
590,000	5.125%, 07/01/31 Series 2013B	A1/NR/AA-	590,030

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Queens Health System)
1,105,000	5.000%, 07/01/23 Series 2015A	NR/AA-/AA	1,105,000
3,120,000	5.000%, 07/01/25 Series 2015A	NR/AA-/AA	3,220,620
1,500,000	5.000%, 07/01/26 Series 2015A	NR/AA-/AA	1,551,015
2,400,000	5.000%, 07/01/27 Series 2015A	NR/AA-/AA	2,485,296
600,000	5.000%, 07/01/28 Series 2015A	NR/AA-/AA	621,696
15,520,000	5.000%, 07/01/35 Series 2015A	NR/AA-/AA	16,020,986

	Total Medical		33,055,094

	Transportation (9.2%):

	State of Hawaii Harbor System
1,000,000	4.000%, 07/01/33 Series 2020A AMT	Aa3/NR/AA-	1,012,420
495,000	4.000%, 07/01/35 Series 2020A AMT	Aa3/NR/AA-	498,911
10,000,000	4.000%, 07/01/36 Series 2020A AMT	Aa3/NR/AA-	10,001,800
9,000,000	4.000%, 07/01/37 Series 2020A AMT	Aa3/NR/AA-	8,900,910
430,000	5.000%, 07/01/29 Series 2020C	Aa3/NR/AA-	482,787
200,000	4.000%, 07/01/34 Series 2020C	Aa3/NR/AA-	208,366
560,000	4.000%, 07/01/37 Series 2020C	Aa3/NR/AA-	569,425
875,000	4.000%, 07/01/38 Series 2020C	Aa3/NR/AA-	885,238

	State of Hawaii Highway Revenue
1,500,000	5.000%, 01/01/27 Series 2016A	Aa2/AA+/AA	1,585,545
5,000,000	5.000%, 01/01/30 Series 2016A	Aa2/AA+/AA	5,288,100
4,750,000	4.000%, 01/01/31 Series 2016A	Aa2/AA+/AA	4,882,335
1,000,000	5.000%, 01/01/32 Series 2019A	Aa2/AA+/NR	1,114,410
1,010,000	5.000%, 01/01/35 Series 2021	Aa2/AA+/NR	1,153,572
2,800,000	5.000%, 01/01/37 Series 2021	Aa2/AA+/NR	3,137,064
3,000,000	5.000%, 01/01/39 Series 2021	Aa2/AA+/NR	3,319,950
3,580,000	5.000%, 01/01/41 Series 2021	Aa2/AA+/NR	3,930,052

	Total Transportation		46,970,885

	Utility (4.9%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.)
10,360,000	3.100%, 05/01/26 Series 2017A AMT	Baa1/NR/A-	10,020,710
4,000,000	4.000%, 03/01/37 Series 2017B AMT	Baa1/NR/A-	3,816,280
6,300,000	3.200%, 07/01/39 Series 2019	Baa1/NR/A-	5,318,019
7,000,000	3.500%, 10/01/49 Series 2019 AMT	Baa1/NR/A-	5,617,290

	Total Utility		24,772,299

	Water & Sewer (19.8%):

	City and County of Honolulu, Hawaii, Board of Water Supply Water System
$1,000,000	5.000%, 07/01/23 Series 2014A	Aa2/NR/AAA	$1,000,000
1,030,000	5.000%, 07/01/24 Series 2014A	Aa2/NR/AAA	1,048,664
2,105,000	4.000%, 07/01/36 Series 2020A	NR/AAA/AAA	2,194,020
1,890,000	4.000%, 07/01/37 Series 2020A	NR/AAA/AAA	1,942,920
2,060,000	4.000%, 07/01/39 Series 2020A	NR/AAA/AAA	2,081,280
500,000	5.000%, 07/01/32 Series 2021A	NR/AAA/AAA	582,170
35,000	4.000%, 07/01/39 Series 2021A	NR/AAA/AAA	35,295
2,565,000	4.000%, 07/01/46 Series 2021A	NR/AAA/AAA	2,523,652
10,000,000	4.000%, 07/01/47 Series 2022A	NR/AAA/AAA	9,723,100
760,000	5.000%, 07/01/40 Series 2023	NR/AAA/AAA	856,269
800,000	5.000%, 07/01/41 Series 2023	NR/AAA/AAA	901,560
885,000	5.000%, 07/01/43 Series 2023	NR/AAA/AAA	991,315
5,150,000	5.000%, 07/01/52 Series 2023	NR/AAA/AAA	5,670,356

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution)
1,500,000	5.000%, 07/01/24 Senior Series 2015B	Aa2/NR/AA	1,527,915
2,095,000	5.000%, 07/01/25 Senior Series 2015B	Aa2/NR/AA	2,172,808
2,085,000	5.000%, 07/01/34 Senior Series 2016A	Aa2/NR/AA	2,187,457
635,000	5.000%, 07/01/35 Senior Series 2016B	Aa2/NR/AA	663,442
6,000,000	5.000%, 07/01/36 Senior Series 2018A	Aa2/NR/AA	6,482,880
3,000,000	4.000%, 07/01/30 Senior Series 2019A	Aa2/NR/AA	3,199,050
770,000	5.000%, 07/01/44 Senior Series 2019A	Aa2/NR/AA	827,742
1,000,000	4.000%, 07/01/34 Senior Series 2019B	Aa2/NR/AA	1,050,840
2,700,000	4.000%, 07/01/38 Senior Series 2019B	Aa2/NR/AA	2,742,012

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Green Bond
4,000,000	5.000%, 07/01/47 Senior Series 2022A	Aa2/NR/AA	4,390,080
17,500,000	5.250%, 07/01/51 Senior Series 2022A	Aa2/NR/AA	19,499,900
19,360,000	5.000%, 07/01/51 Senior Series 2022A	Aa2/NR/AA	21,175,000

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2015A
4,000,000	5.000%, 07/01/25 Junior Series 2015A	Aa3/NR/AA-	4,146,960
1,375,000	3.000%, 07/01/26 Junior Series 2019A	Aa3/NR/AA-	1,376,320

	Total Water & Sewer		100,993,007

	Other (1.0%):

	Hawaii State Department of Hawaiian Home Lands
500,000	5.000%, 04/01/24 Series 2017	A1/NR/NR	506,275
945,000	5.000%, 04/01/26 Series 2017	A1/NR/NR	992,874
905,000	5.000%, 04/01/29 Series 2017	A1/NR/NR	961,789
840,000	5.000%, 04/01/30 Series 2017	A1/NR/NR	889,669

	Hawaii State Department of Hawaiian Home Lands, COP (Kapolei Office Facility)
330,000	5.000%, 11/01/24 Series 2017A	Aa3/NR/NR	337,600
145,000	5.000%, 11/01/25 Series 2017A	Aa3/NR/NR	151,074
1,115,000	5.000%, 11/01/27 Series 2017A	Aa3/NR/NR	1,211,080

	Total Other		5,050,361

	Total Revenue Bonds		263,690,534

	Pre-Refunded Bonds (6.6%)††

	Pre-Refunded General Obligation Bonds (4.4%)

	State (4.4%):

	State of Hawaii
$4,375,000	5.000%, 08/01/25 Series EH	Aa2/AA+/AA	$4,380,381
1,800,000	5.000%, 08/01/27 Series EH	Aa2/AA+/NR	1,802,214
2,000,000	5.000%, 08/01/30 Series EH	NR/NR/NR*	2,002,400
5,000	5.000%, 08/01/30 Series EH	NR/NR/NR*	5,006
590,000	5.000%, 08/01/27 Series EO	NR/NR/NR*	601,411
265,000	5.000%, 08/01/28 Series EO	NR/NR/NR*	270,125
570,000	5.000%, 08/01/29 Series EO	NR/NR/NR*	581,024
5,280,000	5.000%, 08/01/25 Series EP	Aa2/AA+/AA	5,387,712
5,300,000	5.000%, 08/01/26 Series EP	Aa2/AA+/AA	5,408,120
2,070,000	5.000%, 10/01/30 Series ET	Aa2/AA+/AA	2,160,914

	Total Pre-Refunded General Obligation Bonds		22,599,307

	Pre-Refunded Revenue Bonds (2.2%)

	Water & Sewer (2.2%):

	City and County of Honolulu, Hawaii, Board of Water Supply Water System
1,795,000	5.000%, 07/01/26 Series 2014A	Aa2/NR/AAA	1,828,764
875,000	5.000%, 07/01/27 Series 2014A	Aa2/NR/AAA	891,459
1,750,000	5.000%, 07/01/28 Series 2014A	Aa2/NR/AAA	1,782,918
360,000	5.000%, 07/01/29 Series 2014A	Aa2/NR/AAA	366,772

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution)
200,000	5.000%, 07/01/40 Senior Series 2015A	Aa2/NR/AA	207,506
2,150,000	5.000%, 07/01/30 Senior Series 2015B	Aa2/NR/AA	2,230,690
3,700,000	5.000%, 07/01/31 Senior Series 2015B	Aa2/NR/AA	3,838,861

	Total Pre-Refunded Revenue Bonds		11,146,970

	Total Pre-Refunded Bonds		33,746,277

	Total Municipal Bonds (cost $518,225,401)		499,911,313

Shares	Short-Term Investment (0.3%)
1,535,901	Dreyfus Government Cash Management, Institutional Shares, 5.00%**(cost $1,535,901)	Aaa-mf/AAAm/NR	1,535,901

	Total Investments (cost $519,761,302-note b)	98.3%	501,447,214
	Other assets less liabilities	1.7	8,710,164
	Net Assets	100.0%	$510,157,378

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa-mf of Moody's or AAA and AAAm of S&P or AAA of Fitch	6.2%
Pre-Refunded Bonds††	6.7
Aa of Moody's or AA of S&P or Fitch	80.2
A of Moody's or S&P or Fitch	6.4
Baa of Moody's or BBB of S&P	0.5
100.0%

PORTFOLIO ABBREVIATIONS:
AMT - Alternative Minimum Tax
BAN - Bond Anticipation Note
COP - Certificates of Participation
FHLMC - Federal Home Loan Mortgage Corp.
NR - Not Rated

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust

NOTES TO FINANCIAL STATEMENTS

June 30, 2023

(unaudited)

(a)	(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	(b) At June 30, 2023, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $519,761,302 amounted to $18,314,088 which consisted of aggregate gross unrealized appreciation of $301,593 and aggregate gross unrealized depreciation of $18,615,681.

(c)	(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2023:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$1,535,901
Level 2 – Other Significant Observable Inputs- Municipal Bonds	499,911,313
Level 3 – Significant Unobservable Inputs	–
Total	$501,447,214
+ See schedule of investments for a detailed listing of securities.